NET REVENUES (Details)	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
NET REVENUES
Net revenues	$ 68,628,794	¥ 472,385,716	¥ 417,139,969	¥ 350,157,824
Testing service
NET REVENUES
Net revenues		430,056,696	384,799,721	319,055,019
Online education services
NET REVENUES
Net revenues		7,462,036	4,896,879	5,710,827
Other revenue
NET REVENUES
Net revenues		34,866,984	27,443,369	25,391,978
Product sales
NET REVENUES
Net revenues		¥ 570,576	¥ 490,152	¥ 1,252,673